LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

2. LEASES

The components of operating lease expense, which are included in selling, general and administrative expenses, were as follows:

Years Ended December 31,	2025	2024	2023
Lease cost	$137,668	$124,800	$112,195
Short-term lease cost	10,944	10,869	10,102
Variable lease cost	1,423	1,673	1,773
Sublease income	(312)	(346)	(436)
	$149,723	$136,996	$123,634

Supplemental balance sheet information related to operating leases was as follows:

December 31,	2025	2024
ROU assets	$452,547	$419,138

Current portion of operating lease liabilities	$112,260	$103,978
Operating lease liabilities	350,616	321,715
Total operating lease liabilities	$462,876	$425,693

Weighted Average Remaining Lease Term	4.9 years	5.0 years
Weighted Average Discount Rate	5.60%	5.40%

Supplemental cash flow information related to operating leases was as follows:

Years Ended December 31,	2025	2024	2023
Operating cash flows for the measurement of operating lease liabilities	$135,591	$121,528	$110,614
Operating lease ROU assets obtained in exchange for operating lease obligations	$147,623	$155,223	$148,196

At December 31, 2025, maturities of operating lease liabilities over each of the next five years and thereafter were as follows:

2026	$135,252
2027	111,071
2028	91,389
2029	70,714
2030	47,615
Thereafter	79,022
Total lease payments	535,063
Less imputed interest	72,187
Total lease liability	$462,876

At December 31, 2025, we had additional operating leases that had not yet commenced. Such leases had estimated future minimum rental commitments of approximately $37,000. These operating leases are expected to commence in 2026 with lease terms of 5-10 years. These undiscounted amounts are not included in the table above.